Northern Lights Fund Trust

ASTOR ACTIVE INCOME ETF FUND

ASTOR LONG/SHORT ETF FUND

ASTOR S.T.A.R. ETF FUND

Incorporated herein by reference is the definitive version of the supplement for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 17, 2014, (SEC Accession No. 0000910472-14-005807).